Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
F.N.B. Corporation
Progress Savings 401(k) Plan
EIN #25-1255406         Plan #002
Schedule H, Line 4(i) – Schedule of Assets
(Held at End of Year)
December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost	(e) Current Value
	JPMorgan US Value R6	Mutual Fund Investments	**	$19,503,074
	Baird Core Plus Inst	Mutual Fund Investments	**	18,659,779
	C&S Realty Shares Z	Mutual Fund Investments	**	3,129,113
	Vanguard Cr Fed Money Market Adm	Mutual Fund Investments	**	36,045,043
	Baird Short term Bond IS	Mutual Fund Investments	**	2,528,147
	American Century Small Cap Value R6	Mutual Fund Investments	**	6,827,338
	Allspring Spl Mid Cap Value R6	Mutual Fund Investments	**	8,344,862
	MFS Mid Cap Growth R6	Mutual Fund Investments	**	9,557,177
*	Fidelity US Bond Index	Mutual Fund Investments	**	3,487,022
*	Fidelity 500 Index	Mutual Fund Investments	**	60,798,290
*	Fidelity Global Ex US Index	Mutual Fund Investments	**	5,597,908
*	Fidelity Mid Cap Index	Mutual Fund Investments	**	13,471,029
*	Fidelity Small Cap Index	Mutual Fund Investments	**	8,594,355
*	Fidelity Total Market Index	Mutual Fund Investments	**	16,044,677
*	Fidelity FDM Index RET IPR	Mutual Fund Investments	**	584,705
*	Fidelity FDM Index 2010 IPR	Mutual Fund Investments	**	1,533,618
*	Fidelity FDM Index 2015 IPR	Mutual Fund Investments	**	630,708
*	Fidelity FDM Index 2020 IPR	Mutual Fund Investments	**	7,062,780
*	Fidelity FDM Index 2025 IPR	Mutual Fund Investments	**	16,972,114
*	Fidelity FDM Index 2030 IPR	Mutual Fund Investments	**	31,462,853
*	Fidelity FDM Index 2035 IPR	Mutual Fund Investments	**	25,173,016
*	Fidelity FDM Index 2040 IPR	Mutual Fund Investments	**	27,327,990
*	Fidelity FDM Index 2045 IPR	Mutual Fund Investments	**	26,205,037
*	Fidelity FDM Index 2050 IPR	Mutual Fund Investments	**	18,458,169
*	Fidelity FDM Index 2055 IPR	Mutual Fund Investments	**	13,822,010
*	Fidelity FDM Index 2060 IPR	Mutual Fund Investments	**	9,491,358
*	Fidelity FDM Index 2065 IPR	Mutual Fund Investments	**	3,410,882
*	Fidelity FDM Index 2070 IPR	Mutual Fund Investments	**	231,174
*	Fidelity Blue Chip Growth K6	Mutual Fund Investments	**	48,095,551
*	Fidelity International Cap Appr K6	Mutual Fund Investments	**	16,615,839
*	Fidelity Small Cap Growth K6	Mutual Fund Investments	**	8,901,585
		Total Mutual Fund Investments		468,567,203
*	F.N.B. Corporation Common Stock	Common Stock	**	117,165,090
*	Fidelity Government Cash Reserves	Money Market	**	10,843
*	Participant Loans	Interest rates ranging from 4.25% to 9.50% maturing through 2045	$0	11,218,173
				$596,961,309
 * Indicates party-in-interest to the Plan.
** Cost omitted for participant-directed investments.